Acquisition of Customers (Details) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2021	Mar. 31, 2020
Acquisition of Customers (Details) [Line Items]
Acquired amount	$ 1.9
Consideration amount	$ 59.0
Reachnet Cable Services Private Limited [Member]
Acquisition of Customers (Details) [Line Items]
Net surplus		$ 36.0	$ 18.0